SHORT TERM LOANS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended	1 Months Ended
	Nov. 30, 2012 Majority Shareholder [Member]	Dec. 31, 2012 Majority Shareholder [Member]	Dec. 31, 2012 Short Term Loan [Member]	Sep. 30, 2012 Libor [Member]
Short-term Debt [Line Items]
Credit facility, maximum borrowing amount	$ 3,000,000
Debt instrument, maturity date	Jun. 30, 2013
Credit facility, amount received		777
Variable interest reference rate			Libor	Libor
Interest rate, spread on variable rate			3.00%
Short term loan			$ 750